Initial Public Offering (Q3) (Details) - USD ($)		12 Months Ended
	Feb. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross		$ 0	$ 483,000,000
Offering costs		0	9,810,697
Deferred underwriting commissions		16,905,000	16,905,000	$ 6,762,000
Deferred legal fees		$ 0	$ 250,000
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.5		$ 11.5
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued (in shares)	48,300,000
Purchase price, per unit (in dollars per share)	$ 10
Proceeds received from initial public offering, gross	$ 483,000,000
Offering costs	27,100,000
Deferred underwriting commissions	16,900,000
Deferred legal fees	$ 250,000
Initial Public Offering [Member] | Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit (in shares)	1
Number of warrants in a unit (in shares)	0.2
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.5
Over-Allotment Units [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units issued (in shares)	6,300,000
Purchase price, per unit (in dollars per share)	$ 10